Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of Financial Instrument [Abstract]
Disclosure of financial instruments [text block]
20.	Financial Instruments

Financial Assets and Liabilities

Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value Hierarchy Classification	December 31 2017	December 31 2016

Fair value through profit or loss
Warrants held-for-trading	Level 2	$1,082	$1,326
Embedded derivative - Wheaton agreement	Level 3	$6,600	-

Available-for-sale
Investment in marketable securities	Level 1	$673	$365
		$8,355	$1,691

During the year ended December 31, 2017, the fair value of warrants held for trading were estimated using the Black-Scholes option pricing model, assuming a risk-free interest rate of 1.66% (2016 – 0.73%) per annum, an expected life of options of ranging from 2.98 to 0.17 years (2016 – 1.19), an expected volatility of 84.18% (2016 – 87%) based on historical volatility and no expected dividends (2016 – nil).

The carrying amounts of all of the Corporation’s financial assets and liabilities reasonably approximate their fair values.

Financial Instrument Risk Exposure

The Corporation’s activities expose it to a variety of financial risks: market risk (including price risk, currency risk and interest rate risk), credit risk and liquidity risk. Risk management is carried out by management under policies approved by the Board of Directors. Management identifies and evaluates the financial risks in co-operation with the Corporation’s operating units. The Corporation’s overall risk management program seeks to minimize potential adverse effects on the Corporation’s financial performance, in the context of its general capital management objectives as further described in note 21.

Currency Risk

Substantially all of the Corporation’s property, plant and equipment and mineral properties are located in Canada; all of its mining operations occur in Canada; and a significant majority of its environmental services revenues are earned in Canada. However, if commercial production recommences at the Keno Hill Silver District, the Corporation’s exposure to US dollar currency risk significantly increases as sales of concentrate and the settlement of the Wheaton streaming payments will be effected in US dollars. In addition, a portion of its environmental services revenues, and receivables arising therefrom, are also denominated in US dollars. As well, while a significant majority of the Corporation’s operating costs are denominated in Canadian dollars, it does have some exposure to costs, as some accounts payable and accrued liabilities are denominated in US dollars. The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in US dollars:

	December 31 2017	December 31 2016

Cash and cash equivalents	$1,336	$3,023
Accounts and other receivable	510	972
Accounts payable and accrued liabilities	(298)	(391)
Net exposure	$1,548	$3,604

Based on the above net exposure at December 31, 2017, a 10% depreciation or appreciation of the US dollar against the Canadian dollar would result in an approximately $158,000 decrease or increase respectively in both net and comprehensive loss (2016 – $360,000). The Corporation has not employed any currency hedging programs during the current period.

Credit Risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31 2017	December 31 2016

Trade receivables, net of provision
Currently due	$1,035	$857
Past due by 90 days or less, not impaired	940	1,315
Past due by greater than 90 days, not impaired	13	32
	1,988	2,204

Cash	6,019	6,484
Demand deposits	11,887	13,898
Term deposits	7,092	6,948

	$26,986	$29,534

Substantially all of the Corporation’s cash, cash equivalents and term deposits are held with major financial institutions in Canada, and management believes the exposure to credit risk with respect to such institutions is not significant. Those financial assets that potentially subject the Corporation to credit risk are primarily receivables. Management actively monitors the Corporation’s exposure to credit risk under its financial instruments, particularly with respect to receivables. The Corporation considers the risk of material loss to be significantly mitigated due to the financial strength of the parties from whom the receivables are due, including with respect to trade accounts receivable as the Corporation’s major customers include government organizations as well as substantial corporate entities. As at December 31, 2017, trade receivables are recorded net of a recoverability provision of $1,000 (2016 – $1,000).

Liquidity Risk

Liquidity risk is the risk that the Corporation will not be able to meet its obligations associated with financial liabilities. The Corporation has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements as well as the growth and development of its mining projects. The Corporation coordinates this planning and budgeting process with its financing activities through the capital management process described in note 21. The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31 2017	December 31 2016

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$3,601	$1,830
In later than 90 days, not later than one year	-	-

	$3,601	$1,830